Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Related Party Transactions [Abstract]
Related Party Transactions

(10) Related Party Transactions

The Company was party to a management agreement with Roark Capital Management, LLC, or Roark Capital Management, an affiliate of Wingstop’s majority shareholder. Pursuant to this management agreement, Roark agreed to provide the Company with advice concerning finance, strategic planning and other services. In June of 2015, the Company paid a one-time fee to Roark Capital Management in consideration for the termination of our management agreement of $3.3 million. The Company paid Roark fees and expense reimbursement totaling $111,000 for the thirteen weeks ended September 27, 2014, and $3.5 million and $338,000 for the thirty-nine weeks ended September 26, 2015 and September 27, 2014, respectively, inclusive of the termination fee.

(15) Related Party Transactions

The Company is party to a management agreement with Roark Capital Management, LLC (“Roark”), an affiliate of Wingstop’s majority stockholder. Pursuant to this management agreement, Roark has agreed to provide the Company with advice concerning finance, strategic planning and other services. Beginning December 15, 2011, the agreement provides that the Company will pay an annual management fee of $412,000 payable in quarterly installments of $103,000, subject to an increase of 3% each January, plus reimbursement of any reasonable expenses. The agreement has an initial term of 10 years, with automatic renewals. After the initial term, the agreement may be terminated by either party with reasonable advance notice, within the terms of the agreement.

Under the terms of the agreement, the Company paid to Roark fees and expense reimbursement totaling $449,000, $436,000 and $422,000 for the fiscal years ended December 27, 2014, December 28, 2013 and December 29, 2012, respectively.